Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2025
Miscellaneous current assets [abstract]
Summary of Prepaid Expenses and Other Current Assets

A summary of the Group’s prepaid expenses and other current assets as of September 30, 2025 and December 31, 2024 is outlined below:

	September 30, 2025	December 31, 2024
(in USD and thousands)
Air	$299,000	$202,837
Operating, product and administration costs	80,686	59,198
Commissions	71,256	49,371
Credit card fees	44,330	39,985
Forward foreign currency contracts	42,022	—
Debt transaction costs	23,723	14,419
Advertising	12,427	10,623
Cash deposits	10,134	10,456
Other	4,172	9,487
Total	$587,750	$396,376